Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 674,832
Transferred from construction in progress	(172,749)	¥ (167,514)
Ending balance	705,547	674,832
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,795,762	1,729,603
Transferred from construction in progress	172,749	167,514
Other additions	3,080	2,685
Disposals	(149)	(47)
written-off	(47,330)	(104,234)
Exchange differences	(653)	241
Ending balance	1,923,459	1,795,762
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,120,930	1,063,107
Charge for the year	142,882	158,043
Written back on disposals	(88)	(27)
written-off	(45,589)	(100,252)
Exchange differences	(223)	59
Ending balance	1,217,912	1,120,930
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	103,373
Ending balance	101,849	103,373
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161,490	155,451
Reclassification	(2,092)
Transferred from construction in progress	5,339	6,251
Other additions	163	539
Disposals	(5)
written-off	(337)	(822)
Exchange differences	(189)	71
Ending balance	164,369	161,490
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58,117	52,158
Reclassification	(1,333)
Charge for the year	6,073	5,983
Written back on disposals	(2)
written-off	(292)	(33)
Exchange differences	(43)	9
Ending balance	62,520	58,117
Telecommunications transceivers, switching centers, transmission and other network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	562,300
Ending balance	598,564	562,300
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,608,355	1,548,851
Reclassification	12,387
Transferred from construction in progress	164,378	159,098
Other additions	1,935	1,235
Disposals	(63)	(28)
written-off	(45,260)	(100,962)
Exchange differences	(444)	161
Ending balance	1,741,288	1,608,355
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,046,055	994,803
Reclassification	6,600
Charge for the year	133,912	150,243
Written back on disposals	(27)	(13)
written-off	(43,643)	(99,027)
Exchange differences	(173)	49
Ending balance	1,142,724	1,046,055
Office equipment, furniture, fixtures and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,159
Ending balance	5,134	9,159
Office equipment, furniture, fixtures and others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,917	25,301
Reclassification	(10,295)
Transferred from construction in progress	3,032	2,165
Other additions	982	911
Disposals	(81)	(19)
written-off	(1,733)	(2,450)
Exchange differences	(20)	9
Ending balance	17,802	25,917
Office equipment, furniture, fixtures and others [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,758	16,146
Reclassification	(5,267)
Charge for the year	2,897	1,817
Written back on disposals	(59)	(14)
written-off	(1,654)	(1,192)
Exchange differences	(7)	1
Ending balance	¥ 12,668	¥ 16,758